Structured entities - Total assets of consolidated structured entities by entity type (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 3,233,034	$ 3,017,048	$ 3,038,677
Total
Disclosure of information about consolidated structured entities [line items]
Total assets	19,800	18,400
Conduits
Disclosure of information about consolidated structured entities [line items]
Total assets	1,800	2,400
Securitisations
Disclosure of information about consolidated structured entities [line items]
Total assets	8,600	7,000
HSBC managed funds
Disclosure of information about consolidated structured entities [line items]
Total assets	3,500	7,200
Other
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 5,900	$ 1,800